Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	SUNBURST ACQUISITIONS V INC
Entity Central Index Key	0001063489
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Entity Filer Category	Smaller Reporting Company